Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Share Capital [Line Items]
Current lease liabilities		$ 59	$ 58
Non-current lease liabilities		190	198
Other financial liabilities	[1]	$ 108	$ 113

[1]	Includes lease liabilities of $59 million (2024 - $58 million).